DEFERRED REVENUE - Additional Information (Details) $ in Thousands				12 Months Ended
	Oct. 29, 2024 oz $ / Ounce	Oct. 28, 2024	Oct. 31, 2023 USD ($) oz $ / Ounce	Dec. 31, 2025 USD ($) oz $ / Ounce $ / shares	Dec. 31, 2024 USD ($) oz $ / shares $ / Ounce	May 13, 2024 oz	Jun. 23, 2023 oz	Mar. 24, 2023 USD ($) oz $ / Ounce
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Revenue from contracts with customers | $				$ 1,817,195	$ 912,840
Stream Arrangement (note 14(a))
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Gold production limit, percentage						2.375%
Contract liability, total amount of gold ounces delivered (ounces)				4,794	1,968	120,333
Total gold ounces delivered, percentage						1.583%
Contract liability, percentages of consideration from purchaser			20.00%
Contract liability, accreted to estimated transaction price, percentage			5.00%
Contract liability, average cash consideration per ounce | $ / Ounce				684	507
Contract liability, deferred revenue obligation satisfied amount | $				$ 14,200	$ 4,000
Gold Prepay Transactions
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Contract liability, total amount of gold ounces delivered (ounces)				38,685	0		5,797	85,107
Contract liability, average cash consideration per ounce | $ / shares				1,451	0
Contract liability, deferred revenue obligation satisfied amount | $				$ 107,600	$ 0
Contract liability, total prepayments | $								$ 150,000
Contract liability, gold ounces delivered per month (ounces)								3,869
Contract liability, prepayments at fixed price basis | $								$ 90,100
Contract liability, spot price basis of per ounce (usd per ounce)	2,352			15,538	0			2,170
Contract liability, prepayments at spot price basis | $								$ 59,900
Contract liability, prepayments at spot price basis, remaining threshold (ounces)								28,386
Contract liability, spot price basis of per ounce, remaining threshold (usd per ounce) | $ / Ounce								2,109
Contract liability, deferred ounces will be delivered (ounces)	19,343
Contract liability, additional deferred gold ounces delivered (ounces)	1,582
Contract liability, total deferred gold ounces (ounces)	7,062
Contract liability, additional deferred gold delivered (usd per ounce) | $ / Ounce	2,288
Contract liability, additional deferred gold (ounces)	1,443
Contract liability, effective weighted average interest rate	9.20%	8.00%
Derivative ounces remaining to be delivered (in ounces)				48,004	86,689
Gold Purchase and Sale Arrangement (note 14(c))
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Contract liability, total amount of gold ounces delivered (ounces)				6,000	6,000
Contract liability, percentages of consideration from purchaser			20.00%
Contract liability, average cash consideration per ounce | $ / Ounce				689	476
Derivative ounces remaining to be delivered (in ounces)				77,000	83,000
Amount of gold ounces produced (ounces)			500
Percentage of gold ounces produces			1.80%
Gold ounces production limit (ounces)			90,000
Upfront payment received | $			$ 75,000
Contract liability, option to settle early, percentage of delivery obligation			75.00%
Contract liability, early settlement, spot gold price threshold (less than) (usd per ounce) | $ / Ounce			2,000
Contract liability, effective interest rate				15.60%
Revenue from contracts with customers | $				$ 15,500	$ 14,200
Other Gold Prepay Arrangement (note 14(d))
Deferred Revenue, Prepayment Sale Transaction [Line Items]
Contract liability, total amount of gold ounces delivered (ounces)				15,000	0
Revenue from contracts with customers | $				$ 50,800	$ 0